New standards (Schedule of new standards adopted, impact summary consolidated balance sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Property, plant & equipment, carrying value	$ 3,662,559	$ 3,819,812
Lease Liability (current)	32,781	20,472
Lease Liability (non-current)	$ 49,166	53,763
Adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Property, plant & equipment, carrying value		14,980
Lease Liability (current)		4,949
Lease Liability (non-current)		10,031
Revised opening balance after adjustment [Member]
Disclosure of changes in accounting estimates [line items]
Property, plant & equipment, carrying value		3,834,792
Lease Liability (current)		25,421
Lease Liability (non-current)		$ 63,794